PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
	Note	2019	2020
Advances for purchasing cars	(i)	$25,017	$41,700
Others		2,569	1,924
Total		$27,586	$43,624
(i)	The balance represents cash advances paid to noncontrolling shareholders for purchasing cars.